Reconciliation of Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in the fair value of common stock warrant liability	$ (355)
Common stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of common stock warrants	4,392
Change in the fair value of common stock warrant liability	(355)
Fair value of liability, Ending Balance	$ 4,037